Certain Risks and Concentration - Additional information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC entities [Member] USD ($)	Dec. 31, 2012 PRC entities [Member] CNY	Dec. 31, 2012 Bank of Nanjing [Member] PRC entities [Member]
Unusual Risk or Uncertainty [Line Items]
Cash and certificates of deposit				$ 377,460	2,351,615
Percentage of cash, restricted cash and short-term investments held in the PRC				92.00%	92.00%	59.00%
Threshold for disclosure of major customers by net revenues	10.00%	10.00%	10.00%
Threshold for disclosure of major customers by accounts receivable	10.00%	10.00%	10.00%